Related Parties Balances and Transactions (Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Principal/controlling:
Trade receivables	$ 398	$ 177
Principal shareholder convertible loan	$ 2,000	$ 3,000